Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share, reserved for issuance under the 2021 Equity Incentive Plan
Amount Registered | shares	5,023,249
Proposed Maximum Offering Price per Unit	23.315
Maximum Aggregate Offering Price	$ 117,117,050
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,174
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class A common stock.
(2)
Represents additional shares of Class A common stock reserved for issuance as a result of an annual evergreen increase provided for in the 2021 Plan.
(3)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $23.315 per share, which is the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on February 17, 2026.